Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Statement of comprehensive income [abstract]
Net income	$ 3,230	$ 3,060	$ 6,402	$ 6,072
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	140	(14)	139	(38)
Provision for credit losses recognized in income	(9)	9	(10)	24
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(31)	(35)	(60)	(63)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	100	(40)	69	(77)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	1,096	1,978	1,131	(28)
Net foreign currency translation gains (losses) from hedging activities	(398)	(710)	(464)	(52)
Reclassification of losses (gains) on foreign currency translation to income			2
Reclassification of losses (gains) on net investment hedging activities to income			2
Foreign currency translation adjustments	698	1,268	671	(80)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(182)	(217)	(498)	207
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(25)	144	(99)	(9)
Net change in cash flow hedges	(207)	(73)	(597)	198
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 7)	(92)	84	(486)	133
Net fair value change due to credit risk on financial liabilities designated as at fair value through profit or loss	(189)	144	(26)	126
Net gains (losses) on equity securities designated at fair value through other comprehensive income	30	1	37	(1)
Total items that will not be reclassified subsequently to income	(251)	229	(475)	258
Total other comprehensive income (loss), net of taxes	340	1,384	(332)	299
Total comprehensive income (loss)	3,570	4,444	6,070	6,371
Total comprehensive income attributable to:
Shareholders	3,566	4,432	6,063	6,351
Non-controlling interests	4	12	7	20
Total comprehensive income (loss)	3,570	4,444	6,070	6,371
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	48	(40)	44	2
Provision for credit losses recognized in income				(4)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(15)	(15)	(32)	(30)
Unrealized foreign currency translation gains (losses)	1	5	2
Net foreign currency translation gains (losses) from hedging activities	(136)	(239)	(160)	(20)
Reclassification of losses (gains) on net investment hedging activities to income			1
Net gains (losses) on derivatives designated as cash flow hedges	(66)	(78)	(179)	105
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(9)	52	(36)	(34)
Remeasurements of employee benefit plans	(45)	30	(170)	50
Net fair value change due to credit risk on financial liabilities designated as at fair value through profit or loss	(69)	53	(10)	46
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(6)	(3)	(7)	(4)
Total income tax expenses (recoveries)	$ (297)	$ (235)	$ (547)	$ 111